Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		233,679,160
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Public Float			$ 3.1
Trading Symbol	FHN